GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.4%
Australia – 4.3%
1,585,744	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	$ 32,997,857
426,877	CSL Ltd. (Biotechnology)	66,610,886
323,298	Macquarie Group Ltd. (Capital Markets)	28,294,709

		127,903,452

Canada – 4.9%
4,678,770	Algonquin Power & Utilities Corp. (Multi-Utilities)	58,280,784
434,279	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	14,504,484
1,861,550	Fortis, Inc. (Electric Utilities)	73,373,111

		146,158,379

China – 2.3%
97,129,873	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	25,103,025
431,172	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	5,081,711
792,229	Tencent Holdings Ltd. (Interactive Media & Services)	36,912,297

		67,097,033

Denmark – 2.4%
235,770	Coloplast A/S Class B (Health Care Equipment & Supplies)	27,536,907
81,981	Genmab A/S* (Biotechnology)	15,183,366
566,516	Novo Nordisk A/S Class B (Pharmaceuticals)	27,203,712

		69,923,985

France – 12.0%
810,185	Air Liquide SA (Chemicals)	111,834,951
53,346	Hermes International (Textiles, Apparel & Luxury Goods)	37,471,513
310,366	L’Oreal SA (Personal Products)	83,042,871
224,241	Pernod Ricard SA (Beverages)	39,350,640
585,362	Safran SA (Aerospace & Defense)	84,035,083

		355,735,058

Germany – 8.0%
810,832	Deutsche Boerse AG (Capital Markets)	112,561,689
1,026,795	SAP SE ADR (Software)	126,326,589

		238,888,278

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 3.5%
5,212,486	AIA Group Ltd. (Insurance)	$ 53,353,767
1,421,211	Link REIT (Equity Real Estate Investment Trusts (REITs))	16,530,353
5,115,249	MTR Corp. Ltd. (Road & Rail)	33,568,700

		103,452,820

India – 6.9%
1,297,072	HDFC Bank Ltd. ADR (Banks)	149,137,339
5,033,751	Infosys Ltd. ADR (IT Services)	56,982,061

		206,119,400

Indonesia – 1.1%
14,352,203	Bank Central Asia Tbk PT (Banks)	31,508,491

Japan – 2.2%
1,233,634	Tokio Marine Holdings, Inc. (Insurance)	65,482,521

Netherlands – 6.7%
15,356	Adyen NV*(a) (IT Services)	11,602,775
316,327	Euronext NV(a) (Capital Markets)	24,419,296
187,572	Ferrari NV (Automobiles)	30,214,098
406,709	Heineken NV (Beverages)	43,635,144
1,531,786	Unilever NV (Personal Products)	88,787,873

		198,659,186

Singapore – 0.8%
10,941,740	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	24,292,701

Spain*(a) – 2.9%
2,308,348	Cellnex Telecom SA (Diversified Telecommunication Services)	86,328,362

Switzerland – 11.7%
908,629	Coca-Cola HBC AG* (Beverages)	31,265,223
104,132	Lonza Group AG* (Life Sciences Tools & Services)	35,670,792
947,263	Nestle SA (Food Products)	100,492,456
1,254,397	Novartis AG (Pharmaceuticals)	115,026,728
442,272	Sika AG (Chemicals)	63,852,637
9,629	Temenos AG* (Software)	1,695,114

		348,002,950

United Kingdom – 10.0%
1,256,983	AstraZeneca PLC (Pharmaceuticals)	108,595,539
2,012,962	Diageo PLC (Beverages)	83,940,871
1,313,237	London Stock Exchange Group PLC (Capital Markets)	105,468,438

		298,004,848

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – 15.7%
1,038,433	Abbott Laboratories (Health Care Equipment & Supplies)	$ 90,447,514
38,490	Alphabet, Inc. Class A* (Interactive Media & Services)	46,888,518
38,517	Alphabet, Inc. Class C* (Interactive Media & Services)	46,862,864
66,583	EPAM Systems, Inc.* (IT Services)	12,903,120
189,654	Facebook, Inc. Class A* (Interactive Media & Services)	36,836,496
388,276	Mastercard, Inc. Class A (IT Services)	105,715,906
738,652	Philip Morris International, Inc. (Tobacco)	61,758,694
354,924	Visa, Inc. Class A (IT Services)	63,176,472

		464,589,584

TOTAL COMMON STOCKS (Cost $2,476,686,484)		$2,832,147,048

Shares	Dividend Rate	Value

Investment Company(b) – 5.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
170,620,653	2.272%	$ 170,620,653
(Cost $170,620,653)

TOTAL INVESTMENTS — 101.1% (Cost $2,647,307,137)		$3,002,767,701

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(33,925,713)

NET ASSETS — 100.0%		$2,968,841,988

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of July 31, 2019:

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$206,119,400	$291,833,566	$—
Australia and Oceania	—	127,903,452	—
Europe	156,540,687	1,439,001,980	—
North America	610,747,963	—	—
Investment Company	170,620,653	—	—

Total	$1,144,028,703	$1,858,738,998	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS GQG PARTNERS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.